UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB Number: Expires: Estimated average burden hours per response	3235-0058 April 30, 2009 2.50

FORM 12b-25	SEC FILE NUMBER 0-50566

NOTIFICATION OF LATE FILING	CUSIP NUMBER 811327105

(Check one):	☐	Form 10-K	☐	Form 20-F	☐	Form 11-K	☒	Form 10-Q	☐	Form 10-D	☐	Form N-SAR
	☐	Form N-CSR
	For Period Ended:			September 30, 2006
	☐	Transition Report on Form 10-K
	☐	Transition Report on Form 20-F
	☐	Transition Report on Form 11-K
	☐	Transition Report on Form 10-Q
	☐	Transition Report on Form N-SAR
For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

SEA BREEZE POWER CORP.
Full Name of Registrant

Former Name if Applicable

Lobby Mail Box 91, 14th Floor, 333 Seymour Street
Address of Principal Executive Office (Street and Number)

Vancouver, British Columbia CANADA V6B 5A6
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒
(a)   The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)   The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)   The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant’s Form 10-QSB, for the period ending September 30 2006, could not be filed within the prescribed time period due to incomplete legal counsel.

As of June 2005, the Registrant no longer qualified as a foreign issuer and should have been advised by their legal counsel as to their new filing responsibilities as a domestic issuer.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Sam Kenny	604	689-2991
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes   ☐   No   ☒

During the preceding 12 months the Registrant was required to file a Form 10-QSB for the periods ending September 30, 2005, March 31, 2006 and June 30, 2006 and a Form 10-KSB for the period ending December 31, 2005.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes   ☒   No   ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made. (Please see Exhibit 1, attached.)

SEA BREEZE POWER CORP.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 15, 2006	By	/s/ Jan Campfens
Jan Campfens, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).